FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows:

	2013		2012
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	109,495	109,495	137,603	137,603
Restricted cash and investments	71,097	71,097	87,506	87,506
Marketable securities	1,390	1,390	1,235	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	263,298	191,170	268,992	191,846
4.5% Convertible Bond	215,000	149,963	215,000	120,131

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at March 31, 2013 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	109,495	109,495	—	—
Restricted cash and investments	71,097	71,097	—	—
Marketable securities	1,390	1,390	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,170	—	191,170	—
4.5% Convertible Bond	149,963	—	149,963	—